Annual Total Returns (Bar Chart) - Value & Restructuring Trust (Value & Restructuring Trust, Series NAV, Value & Restructuring Trust)	12 Months Ended
May 01, 2011
Value & Restructuring Trust | Series NAV, Value & Restructuring Trust
Bar Chart Table:
2006	14.43%
2007	10.56%
2008	(46.81%)
2009	44.86%
2010	19.63%